Related parties - Fixed and variable components of remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fixed Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	€ 1,176	€ 1,175	€ 1,176
Cost of pension	35	35	35
Other benefits	58	57	57
Variable Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	1,331	1,042	2,392
Share-based payments	597	351	1,010
CEO Fixed Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	407	405	405
Cost of pension	0	0	0
Other benefits	13	11	11
CEO Variable Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	528	437	863
Share-based payments	€ 233	€ 171	€ 333